Supplement to the

Fidelity® Massachusetts AMT Tax-Free Money Market Fund

Institutional Class (FMAXX) and Service Class (FMHXX)

A Fund of Fidelity Massachusetts Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

April 1, 2014

The following information replaces similar information found in the "Trustees and Officers" section on page 39.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
The fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
The fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
The fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
MAA-MASCB-14-01  December 16, 2014
1.872068.108

Supplement to the

Fidelity® Massachusetts AMT Tax-Free Money Market Fund (FMSXX),
Fidelity Massachusetts Municipal Income Fund (FDMMX), and
Fidelity Massachusetts Municipal Money Market Fund (FDMXX)

Fidelity Massachusetts AMT Tax-Free Money Market Fund is a Class of shares of
Fidelity Massachusetts AMT Tax-Free Money Market Fund

Funds of Fidelity Massachusetts Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

April 1, 2014

The following information replaces similar information found in the "Trustees and Officers" section on page 48.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
Fidelity Massachusetts AMT Tax-Free Money Market Fund	none	none
Fidelity Massachusetts Municipal Income Fund	none	none
Fidelity Massachusetts Municipal Money Market Fund	over $100,000	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
Fidelity Massachusetts AMT Tax-Free Money Market Fund	none	none	none	none
Fidelity Massachusetts Municipal Income Fund	none	none	none	none
Fidelity Massachusetts Municipal Money Market Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
Fidelity Massachusetts AMT Tax-Free Money Market Fund	none	none	none	none
Fidelity Massachusetts Municipal Income Fund	none	none	none	none
Fidelity Massachusetts Municipal Money Market Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
MASB-14-01  December 16, 2014
1.475751.126